ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 350,672	$ 760,271
Allowance for doubtful accounts	0	0	$ 0
Accounts receivable, net	$ 350,672	$ 760,271